INCOME TAXES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details 1
Tax loss carry forward	$ 4,179	$ 4,130	$ 4,079
Patents capitalized and amortized for tax purposes	10	16	21
Unrecognized deferred tax assets	$ 4,189	$ 4,146	$ 4,100